UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: September 30 ,2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 79.36%

Commerce-Banks Central US - 7.53%
64,000	Bank of Oklahoma, 5.750%, 05/15/2017	$ 62,560
50,000	GE Capital Retail Bank CD, 1.750%, 04/02/2017	50,063
50,000	GE Capital Retail Bank CD, 2.000%, 04/13/2018	50,302
		162,925
Commerce-Banks Eastern US - 17.07%
75,000	American Express Centurion CD, 1.550%, 12/22/2014	75,731
50,000	American Express Centurion CD, 1.400%, 10/06/2014	50,410
50,000	Discover Bank CD, 1.450%, 03/01/2017	50,808
40,000	Discover Bank CD, 1.750%, 04/04/2017	40,471
50,000	Goldman Sachs Bank CD, 1.650%, 10/05/2015	50,739
50,000	Goldman Sachs Bank CD, 1.700%, 02/08/2017	50,417
50,000	Goldman Sachs Bank CD, 1.750%, 12/21/2015	50,832
		369,408
Commercial Banks-Non US - 3.51%
75,000	Abbey National Treasury Service, 2.875%, 04/25/2014	75,889

Communications Services, NEC - 0.92%
20,000	Vodafone Group Plc, 1.625%, 03/20/2017	19,890

Computer Equipment - 1.16%
25,000	Hewlett Packard Co., 1.550%, 05/30/2014	25,102

Diversified Banking Institution - 13.23%
75,000	Bank of America Corp., 4.500%, 04/01/2015	78,764
100,000	Citigroup, Inc., 5.000%, 09/15/2014	103,769
25,000	Goldman Sachs Group, Inc., 3.700%, 08/01/2015	26,082
25,000	JP Morgan Chase & Co., 2.600%, 01/15/2016	25,824
50,000	Morgan Stanley, 3.450%, 11/02/2015	51,828
		286,267
Electric & Other Services Combined - 0.93%
20,000	ABB Fin USA, Inc., 1.625%, 05/08/2017	20,025

Electric Services - 2.36%
50,000	LG&E KU Energy LCC, 2.125%, 11/15/2015	51,054

Finance Investor Broker-Banker - 5.09%
100,000	Merrill Lynch, 6.050%, 05/16/2016 MTN	110,138

Finance Services - 1.11%
25,000	Goldman Sachs Group, Inc., 2.000%, 05/13/2020	23,962

Medical-HMO - 4.69%
100,000	United Health Group, 4.750%, 02/10/2014	101,451

Multi-Line Insurance - 5.90%
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	51,666
75,000	Hartford Financial Services Group, Inc., 4.750%, 03/01/2014	76,096
		127,762
Oil Refining & Marketing - 1.49%
30,000	Sunoco, Inc., 5.750%, 01/15/2017	32,297

Printing-Commercial - 1.41%
30,000	Donnelley R.R. & Sons, Co., 4.950%, 04/01/2014	30,450

Retail-Consumer Electronics - 1.43%
30,000	Best Buy Co., Inc., 3.750%, 03/15/2016	30,900

Sovereign Agency - 6.54%
39,000	Federal Farm Credit Bank, 4.750%, 12/12/2013	39,359
20,000	Federal National Mortgage Association, 2.000%, 08/28/2028	20,019
80,000	Federal National Mortgage Association, 2.625%, 11/20/2014	82,244
		141,622
Steel-Producers - 2.37%
50,000	Arcelormittal MTNA, 3.750%, 03/01/2016	51,312

Telephone-Integrated - 1.49%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	32,250

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.15%
25,000	Kinder Morgan, 2.650%, 02/01/2019	24,828

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,694,457) - 79.36%		1,717,532

EXCHANGE TRADED FUNDS - 11.67%

Government/Agency Bonds - 5.72%
1,100	iShares Lehman TIPS Bond	123,838

Mortgage Backed Securities - 5.94%
2,500	Vanguard Mortgage-Backed Securities	128,625

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $244,560) - 11.67%		252,463

REAL ESTATE INVESTMENT TRUSTS - 4.85%
100,000	Health Care REIT, Inc., 3.625%, 3/15/2016	104,886

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 4.85%		104,886

REVENUE BONDS - 1.81%
50,000	Puerto Rico Infrastructure Fing Auth Revenue 3.875%, 02/01/2017	39,066

TOTAL FOR REVENUE BONDS (Cost $50,125) - 1.81%		39,066

SHORT TERM INVESTMENTS - 1.31%
28,345	Federated Prime Obligation Fund-Institutional Shares 0.03% ** (Cost $28,345)	28,345

TOTAL INVESTMENTS (Cost $2,114,987) - 98.99%		$ 2,142,292

OTHER ASSETS LESS LIABILITIES - 1.01%		21,853

NET ASSETS - 100.00%		$ 2,164,145

** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,114,987 amounted to $27,304, which consisted of aggregate gross unrealized appreciation of $48,318 and aggregate gross unrealized depreciation of $21,014.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$252,463	$0	$0	$252,463
Convertible Bonds	$0	$1,717,532	$0	$1,717,532
REITS	104,886	$0	$0	$104,886
Revenue Bonds	39,066	$0	$0	39,066
Cash Equivalents	$28,345	$0	$0	$28,345
Total	$424,760	$1,717,532	$0	$2,142,292

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 74.35%

Commerce-Banks Eastern US - 13.03%
50,000	American Express Centurion CD, 1.150%, 12/23/2013	$ 50,072
100,000	American Express Centurion CD, 1.550%, 12/22/2014	100,974
25,000	Goldman Sachs Bank CD, 1.150%, 08/24/2015	25,127
		176,173
Commerce-Banks Western US - 5.95%
50,000	GE Capital Financial CD, 1.300%, 06/16/2014	50,250
30,000	Morgan Stanley CD, 4.250%, 12/26/2013	30,240
		80,490
Commercial Banks-Non US - 7.42%
25,000	Bank of China NYC CD 0.450%, 04/10/2014	24,987
50,000	BBVA US SNR SA Uniper, 3.250%, 05/16/2014	50,552
15,000	Firstbank Puerto Rico CD 0.900%, 06/21/2016	14,853
10,000	Statebank of India CD 0.450%, 06/24/2014	9,989
		100,381
Communications Services, NEC - 2.60%
10,000	AT&T, Inc. Global NT, 1.600%, 02/15/2017	10,023
25,000	BPCE Global NT, 1.700%, 04/25/2016	25,085
		35,108
Computer Equipment - 3.71%
50,000	Hewlett Packard Co., 1.550%, 05/302014	50,205

Diversified Banking Institution - 22.23%
40,000	Ally Bank CD 1.100%, 08/22/2016	39,798
25,000	Bank of America Corp., 1.250%, 01/11/2016	24,976
60,000	Capital One Fin. Corp., 1.000%, 11/06/2015	59,698
25,000	Citigroup, Inc., 1.250%, 01/15/2016	24,981
40,000	Citigroup, Inc., 1.300%, 04/01/2016	39,918
10,000	JP Morgan Chase & Co. 1.100%, 10/15/2015	10,019
50,000	Morgan Stanley, 2.875%, 01/24/2014	50,334
50,000	Morgan Stanley, 4.750%, 04/01/2014	50,860
		300,584
Finance-Auto Loans - 3.67%
50,000	Ford Motor Credit Co., LLC, 2.000%, 09/20/2015	49,652

Finance Investor Broker-Banker - 1.93%
25,000	Jefferies Group, Inc., 3.875%, 11/09/2015	26,052

Integrated Oils - 3.67%
50,000	Petrobras Global Fin., 2.000%, 05/20/2016	49,677

Metal Mining - 0.75%
10,000	Barrick Gold Corp., 2.900%, 05/30/2016	10,127

Multi-Line Insurance - 3.82%
50,000	Genworth Financial, Inc., 5.750%, 06/15/2014	51,666

Short Term Corporate - 2.60%
35,000	Nomura Holdings, Inc., 2.000%, 09/13/2016	35,106

Sovereign Agency - 1.86%
25,000	Federal Home Loan Bank, 4.000%, 12/13/2013	25,196

Wholesale-Hardware - 1.11%
15,000	Dell, Inc. NT, 2.300%, 09/10/2015	15,001

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,007,277) - 74.35%		$ 1,005,418

EXCHANGE TRADED FUNDS - 8.01%

Corporate/Preferred - 1.77%
300	Vanguard Short-Term Corporate Bond Index Fund	23,880

Government/Agency Bonds - 6.25%
1,000	iShares Lehman 1-3 Year Treasury Bond	84,470

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $107,649) - 8.01%		$ 108,350

SHORT TERM INVESTMENTS - 16.23%
219,493	Federated Prime Obligations Fund-Institutional Shares 0.03% ** (Cost $219,493)	219,493

TOTAL INVESTMENTS (Cost $1,334,419) - 98.60%		1,333,261

OTHER ASSETS LESS LIABILITIES - 1.40%		18,965

NET ASSETS - 100.00%		$ 1,352,226

** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,334,419 amounted to $1,160, which consisted of aggregate gross unrealized appreciation of $6,516 and aggregate gross unrealized depreciation of $7,676.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$108,350	$0	$0	$108,350
Convertible Bonds	$0	$1,005,418	$0	$1,005,418
Cash Equivalents	$219,493	$0	$0	$219,493
Total	$327,843	$1,005,418	$0	$1,333,261

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 13.46%

Agricultural Chemicals - 0.44%
350	Mosaic Co.	$ 15,057

Beverages - 0.69%
300	Pepsico, Inc.	23,850

Computer & Office Equipment - 0.54%
100	International Business Machines Corp.	18,518

Computer Storage Devices - 0.74%
1,000	EMC Corp.	25,560

Converted Paper & Paperboard Products - 0.54%
200	Kimberly Clark Corp.	18,844

Crude Petroleum & Natural Gas - 1.03%
200	Anadarko Petroleum Corp.	18,598
200	Apache Corp.	17,028
		35,626
Electric Services - 2.06%
300	First Energy Corp.	10,935
900	PPL Corp.	27,342
800	Southern Co.	32,944
		71,221
Electronic Connectors - 0.67%
300	Amphenol Corp. Class-A	23,214

Egines & Turbines - 0.38%
100	Cummins, Inc.	13,287

Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - 0.93%
500	Beam, Inc.	32,325

Leather & Leather Products - 0.47%
300	Coach, Inc.	16,359

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.15%
200	V.F. Corp.	39,810

National Commercial Banks - 0.48%
400	Wells Fargo & Co.	16,528

Oil & Gas Field Machinery & Equipment - 0.45%
200	National Oilwell Varco, Inc.	15,622

Petroleum Refining - 0.24%
200	HollyFrontier Corp.	8,422

Retail-Variety Stores - 0.67%
200	Costco Wholesale Corp.	23,034

Semiconductors & Related Devices - 0.82%
700	Microchip Technology, Inc.	28,203

Services-Prepackaged Software - 0.94%
600	3D Systems Corp. *	32,394

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.22%
100	Procter & Gamble Co.	7,559

TOTAL FOR COMMON STOCK (Cost $384,898) - 13.46%		$ 465,433

EXCHANGE TRADED FUNDS - 15.13%

Growth: Large Cap - 4.88%
900	iShares S&P 500 Index	$ 152,010
100	SPDRs S&P 500	16,801
		168,811
Growth: Mid Cap - 4.52%
2,000	iShares Russell Midcap Growth Index Fund	156,400

Sector Fund: Energy - 0.24%
200	iShares S&P North American Natural Resources	8,288

Sector Fund: Health & Biotech - 2.45%
200	iShares Dow Jones US Healthcare Sector Index	21,384
500	iShares Dow Jones US Medical Devices Index	42,345
100	iShares Nasdaq Biotechnology	20,960
		84,689
Sector Fund: Real Estate - 1.50%
400	iShares Dow Jones US Real Estate	25,516
400	Vanguard REIT Index	26,456
		51,972
Sector Fund: Undefined Equity - 1.54%
700	Consumer Staples Select Sector SPDR	27,860
100	iShares Dow Jones Basic Materials Sector	7,398
350	Market Vectors-Agribusiness	17,966
		53,224

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $376,458) - 15.13%		$ 523,384

OPEN-END MUTUAL FUNDS - 63.28%

7,185	AF Fundamental Investors Fund Class F-1	$ 347,447
15,254	Brown Advisory Growth Equity Fund Institutional	266,488
1,958	Calamos Growth Fund Class-A	110,654
11,527	Franklin Rising Dividends Fund Class-A	524,038
2,592	Heartland Select Value	93,237
4,547	Mairs & Power Growth Fund	467,423
16,611	Yacktman Funds	379,219

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,214,160) - 63.28%		$ 2,188,506

REAL ESTATE INVESTMENT TRUSTS - 3.44%

500	American Tower Corp.	$ 37,065
300	Boston Properties, Inc.	32,070
500	HCP, Inc.	20,475
75	Public Storage, Inc.	12,041
600	Weyerhaeuser Co.	17,178

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $115,719) - 3.44%		$ 118,829

SHORT TERM INVESTMENTS - 4.93%
170,349	Federated Prime Obligations Fund-Institutional Shares 0.03% ** (Cost $170,349)	170,349

TOTAL INVESTMENTS (Cost $2,261,584) - 100.23%		3,466,501

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.23%)		(7,850)

NET ASSETS - 100.00%		$ 3,458,651

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,261,584 amounted to $1,204,912, which consisted of aggregate gross unrealized appreciation of $1,218,091 and aggregate gross unrealized depreciation of $13,179.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$465,433	$0	$0	$465,433
Exchange Traded Funds	$ 523,384	$0	$0	$523,384
REIT	$ 118,829	$0	$0	$118,829
Mutual Funds	$2,188,506	$0	$0	$2,188,506
Cash Equivalents	$170,349	$0	$0	$170,349
Total	$3,466,501	$0	$0	$3,466,501

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 5.34%

Crude Petroleum & Natural Gas- 0.44%
3,000	Pengrowth Energy Corp.	$ 17,760

Footwear, (No Rubber) - 0.27%
200	Steve Madden Ltd. *	10,766

Miscellaneous Food Preparation - 1.69%
6,500	Inventure Foods, Inc. *	68,250

Petroleum Refining - 0.43%
200	BP Prudhoe Bay Royalty Trust Co.	17,338

Pharmaceutical Preparations- 0.67%
13,000	Apricus Biosciences, Inc. *	27,170

Railroad Equipment - 0.10%
100	American Railcar Industries, Inc.	3,923

Services-Commercial Physical & Biological Research - 0.25%
200	Paraxel International Corp.	10,040

Surgical & Medical Instruments - 0.34%
200	ICU Medical, Inc. *	13,586

Telephone Communications - 0.41%
25,000	Elephant Talk Communications Corp. *	16,750

Wholesale-Hardware & Plumbing - 0.47%
200	Watsco, Inc.	18,854

Wholesale-Misc Durable Goods - 0.28%
200	Pool Corp.	11,214

TOTAL FOR COMMON STOCK (Cost $168,607) - 5.34%		$ 215,651

EXCHANGE TRADED FUNDS - 29.19%

Growth: Small Cap - 14.03%
1,000	iShares MicroCap ETF	68,490
4,600	iShares S&P Smallcap 600 Growth	498,456
		566,946
Sector Fund: Utility - 0.37%
700	PowerShares Global Water Portfolio	14,777

Value: Mid Cap - 0.78%
400	WisdomTree Midcap Earnings Fund	31,516

Value: Small Cap - 14.01%
1,600	iShares Russell 2000 Value Index Fund	146,624
6,700	WisdomTree Smallcap Dividend Fund	419,621
		566,245

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $815,900) - 29.19%		$ 1,179,484

OPEN-END MUTUAL FUNDS - 56.38%

9,041	Columbia Acorn Fund Class-Z	$ 331,623
11,168	Franklin MicroCap Value Fund Class-A	450,866
5,922	Keeley Small Cap Value Fund Class-A	210,953
8,771	Royce MicroCap Investment Fund	147,003
6,747	Satuit Capital MicroCap Fund Class-A	260,226
13,178	The Aberdeen Small Cap Fund Class-A *	274,094
81,795	Wasatch Smallcap Value Fund *	418,791
10,393	William Blair Value Discovery Fund I	184,783

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,639,220) - 56.38%		$ 2,278,339

REAL ESTATE INVESTMENT TRUSTS - 1.83%
600	Eastgroup Properties, Inc.	35,526
2,000	Medical Properties Trust, Inc.	24,340
700	One Liberties Properties, Inc.	14,196

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $63,315) - 1.83%		$ 74,062

SHORT TERM INVESTMENTS - 7.14%
288,425	Federated Prime Obligations Fund-Institutional Shares 0.03% ** (Cost $288,425)	288,425

TOTAL INVESTMENTS (Cost $2,975,467) - 99.87%		4,035,961

OTHER ASSETS LESS LIABILITIES - 0.13%		5,235

NET ASSETS - 100.00%		$ 4,041,196

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,975,467 amounted to $1,060,490, which consisted of aggregate gross unrealized appreciation of $1,095,442 and aggregate gross unrealized depreciation of $34,952.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$215,651	$0	$0	$215,651
Exchange Traded Funds	$1,179,484	$0	$0	$1,179,484
REITS	$74,062	$0	$0	$74,062
Mutual Funds	$2,278,339	$0	$0	$2,278,339
Cash Equivalents	$288,425	$0	$0	$288,425
Total	$4,035,961	$0	$0	$4,035,961

	Staar International Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 5.33%

Agricultural Chemicals - 0.54%
500	Potash Corp. of Saskatchewan, Inc.	$ 15,640

Agriculture Production-Crops - 0.51%
2,000	Adecoagro S.A. *	14,820

Beverages - 1.32%
300	Diago Plc ADR	38,124

Meat Packing Plants - 1.27%
1,500	BRF Brasil Foods S.A. ADR	36,795

Petroleum Refining - 0.71%
900	Statoil ASA ADR	20,412

Services-Business Services, NEC - 0.51%
200	Accenture Plc. Class-A	14,728

Services-Equipment Rental & Leasing - 0.46%
350	Textainer Group Holding Ltd.	13,255

TOTAL FOR COMMON STOCK (Cost $130,960) - 5.33%		$ 153,774

EXCHANGE TRADED FUNDS - 19.07%

Emerging Markets: Equity - 1.13%
800	iShares MSCI Emerging Markets Index Fund	$ 32,604

Equity: Blend - 1.71%
1,100	WisdomTree DIEFA High Yield Equity Fund	49,458

Equity: Large Cap - 3.91%
500	WisdomTree International Dividend Top 100 Fund	22,735
1,500	WisdomTree International Small Cap Dividend Fund	90,135
		112,870
International Country Fund - 5.97%
1,000	iShares MSCI Australia Index Fund	25,270
300	iShares MSCI Brazil Index Fund	14,373
500	iShares MSCI Canada Index Fund	14,155
200	iShares MSCI Chile Index Fund	10,034
2,000	iShares MSCI Malaysia Index Fund	30,080
2,400	iShares MSCI Singapore Index Fund	32,040
200	iShares MSCI Sweden Index Fund	6,850
500	WisdomTree Australia Dividend Fund	30,385
600	WisdomTree India Earnings Fund	9,192
		172,379
International Equity - 3.71%
2,900	Builders Emerging Markets 50 ADR Index	107,184

International Region Fund - 1.59%
1,000	iShares S&P Latin American 40 Index Fund	38,270
100	SPDR S&P Emerging Asia Pacific ETF	7,511
		45,781
Investment Management - 0.65%
600	iShares MSCI Switzerland Index Fund	18,768

Sector Fund: Real Estate - 0.39%
200	Vanguard Global Ex-U.S. Real Estate	11,344

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $534,639) - 19.07%		$ 550,388

OPEN-END MUTUAL FUNDS - 66.92%
7,652	American Europacific Growth Fund Class-F-1	$ 350,070
7,906	Calamos International Growth Class-A	148,326
5,014	Harbor International Institutional Class	347,391
5,037	Putnam International Capital Opportunity Fund Class-A	191,560
12,986	Sextant International Fund	204,265
17,454	T. Rowe Price International Growth & Income Fund	260,233
9,660	Templeton Developing Markets Fund Class-A	219,188
13,804	The Aberdeen International Equity Fund Institutional Service Class	210,517

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,254,120) - 66.92%		$ 1,931,550

SHORT TERM INVESTMENTS - 8.58%
247,714	Federated Prime Obligations Fund-Institutional Shares 0.03% ** (Cost $247,714)	247,714

TOTAL INVESTMENTS (Cost $2,167,433) - 99.90%		2,883,426

OTHER ASSETS LESS LIABILITIES - 0.10%		2,977

NET ASSETS - 100.00%		$ 2,886,403

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At September 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,167,433 amounted to $715,992, which consisted of aggregate gross unrealized appreciation of $748,739 and aggregate gross unrealized depreciation of $32,747.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$153,774	$0	$0	$153,774
Exchange Traded Funds	$550,388	$0	$0	$550,388
Mutual Funds	$1,931,550	$0	$0	$1,931,550
Cash Equivalents	$247,714	$0	$0	$247,714
Total	$2,883,426	$0	$0	$2,883,426

	Staar Alternative Categories Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 16.04%

Agriculture Production-Crops - 0.34%
1,500	Adecoagro S.A. *	$ 11,115

Beverages - 1.16%
300	Diago Plc ADR	38,124

Computer Storage Devices - 1.09%
1,400	EMC Corp.	35,784

Converted Paper & Paper Products (No Containers/Boxes) - 0.14%
50	Kimberly Clark Corp.	4,711

Crude Petroleum & Natural Gas - 1.75%
200	Anadarko Petroleum Corp.	18,598
250	Apache Corp.	21,285
3,000	Pengrowth Energy Corp.	17,760
		57,643
Electric Services - 1.33%
900	PPL Corp.	27,342
400	Southern Co.	16,472
		43,814
Electronic Connectors - 0.24%
100	Amphenol Corp. Class-A	7,738

Leather & Leather Products - 0.50%
300	Coach, Inc.	16,359

Meat Packing Plants - 0.60%
800	BRF Brasil Goods S.A. ADR	19,624

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.21%
200	V.F. Corp.	39,810

Miscellaneous Food Preparation - 1.59%
5,000	Inventure Foods, Inc. *	52,500

Petroleum Refining - 1.80%
350	BP Prudhoe Bay Royalty Trust Co.	30,342
200	Hollyfrontier Corp.	8,422
900	Statoil ASA ADR	20,412
		59,176
Pharmaceutical Preparations - 0.56%
400	Bristol Myers Squibb Co.	18,512

Retail-Variety Stores - 0.70%
200	Costco Wholesale Corp.	23,034

Services-Business Services, NEC - 0.45%
200	Accenture Plc. Class-A	14,728

Services-Equipment Rental & Leasing, NEC - 0.69%
600	Textainer Group Holding Ltd.	22,722

Services-Commercial Physical & Biological Research - 0.30%
200	Paraxel International Corp. *	10,040

Services-Prepackaged Software - 0.98%
600	3D Systems Corp. *	32,394

Surgical & Medical Instruments - 0.62%
300	ICU Medical, Inc. *	20,379

TOTAL FOR COMMON STOCK (Cost $388,229) - 16.04%		$ 528,207

EXCHANGE TRADED FUNDS - 30.02%

Commodity - 0.38%
600	iShares Silver Trust *	12,540

Emerging Market: Equity - 0.62%
500	iShares MSCI Emerging Markets Index Fund	20,377

Growth: Large Cap - 4.48%
800	iShares S&P Index Fund	135,120
300	Guggenheim Spin-Off	12,327
		147,447
Growth: Mid Cap - 7.13%
3,000	iShares Russell Midcap Growth Index Fund	234,600

Growth: Small Cap - 2.25%
300	iShares Russell MicroCap Index Fund	20,547
300	iShares Russell 2000 Index Fund	31,983
200	iShares S&P SmallCap 600 Growth Fund	21,672
		74,202
International Country Fund - 2.18%
1,000	iShares MSCI Australia Index Fund	25,270
200	iShares MSCI Brazil Index Fund	9,582
200	iShares MSCI Chile Investable Market Index Fund	10,034
900	iShares MSCI Malaysia Index Fund	13,536
1,000	iShares MSCI Singapore Index Fund	13,350
		71,772
International Equity - 0.79%
700	Builders Emerging Markets 50 ADR Index Fund	25,872

International Region Fund - 0.46%
200	SPDR S&P Emerging Asia Pacific Fund	15,022

Sector Fund: Energy - 0.25%
200	iShares S&P Global Energy Sector Index Fund	8,204

Sector Fund: Health & Biotech - 3.61%
300	iShares Global Healthcare ETF	23,841
150	iShares NASDAQ Biotechnology Index Fund	31,440
200	iShares US Healthcare ETF	21,384
500	iShares US Medical Devices ETF	42,345
		119,010
Sector Fund: Real Estate - 2.51%
200	iShares US Real Estate Index Fund	12,758
400	SPDR DJ Global Real Estate ETF	16,920
800	Vanguard REIT Index	52,912
		82,590
Sector Fund: Technology - 1.36%
600	iShares S&P Global Technology Sector Fund	44,898

Sector Fund: Undefined Equity - 2.25%
800	IQ Global Agribusiness Small Cap ETF	21,706
200	iShares S&P Global Consumer Staples Index Fund	16,484
700	Market Vectors-Agribusiness	35,931
		74,121
Sector Fund: Utility - 1.04%
400	iShares Global Infrastructure ETF	15,108
900	PowerShares Global Water Portfolio	18,999
		34,107
Value: Mid Cap - 0.72%
300	WisdomTree Midcap Earnings Fund	23,637

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $768,440) - 30.02%		$ 988,399

OPEN-END MUTUAL FUNDS - 42.10%

1,869	American Smallcap World Fund Class-F-1	$ 90,647
8,648	Franklin Mutual Discovery Fund Class-A	285,000
4,502	Franklin Natural Resources Fund Class-A *	159,243
13,441	Live Oak Health Sciences Fund	240,063
7,826	Matthews Asian Growth & Income Fund	148,999
1,582	Permanent Portfolio Fund	75,072
2,254	Vanguard Energy Fund	148,743
1,318	Vanguard Health Care Fund	238,094

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $909,354) - 42.10%		$ 1,385,861

REAL ESTATE INVESTMENT TRUSTS - 4.47%
450	American Tower Corp.	$ 33,359
300	Boston Properties, Inc.	32,070
400	Eastgroup Properties, Inc.	23,684
500	HCP, Inc.	20,475
1,200	Medical Properties Trust, Inc.	14,604
500	One Liberties Properties, Inc.	10,140
200	W.P. Carey, Inc.	12,940

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $145,058) - 4.47%		$ 147,272

SHORT TERM INVESTMENTS - 7.34%
241,748	Federated Prime Obligations Fund-Institutional Shares 0.03%** (Cost $241,748)	241,748

TOTAL INVESTMENTS (Cost $2,452,829) - 99.98%		$ 3,291,487

OTHER ASSETS LESS LIABILITIES - 0.02%		655

NET ASSETS - 100.00%		$ 3,292,142

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At September 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,452,829 amounted to $838,642, which consisted of aggregate gross unrealized appreciation of $865,790 and aggregate gross unrealized depreciation of $27,148.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$528,207	$0	$0	$528,207
Exchange Traded Funds	$988,399	$0	$0	$988,399
REITS	$147,272	$0	$0	$147,272
Mutual Funds	$1,385,861	$0	$0	$1,385,861
Cash Equivalents	$241,748	$0	$0	$241,748
Total	$3,291,487	$0	$0	$3,291,487

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date November 22, 2013

The STAAR Investment Trust

(Registrant)

Date November 22, 2013